Stock Options and Warrants - Schedule Of Stock Warrant Activity (Details) - Underlying Warrants - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Outstanding at beginning of period	4,285	6,000
Shares Underlying Warrants Outstanding at beginning of period	4,285	6,000	6,000
Shares Underlying Warrants Granted	0	0
Shares Underlying Warrants Exercised	0	(1,715)	0
Shares Underlying Warrants Expired or forfeited	0	0
Shares Underlying Warrants Outstanding at end of period	4,285	4,285	6,000
Shares Underlying Warrants Exercisable at end of period	4,285	4,285	6,000
Weighted Average Exercise Price, Outstanding at beginning of period	$ 11	$ 11	$ 11
Weighted Average Exercise Price, Granted	0	0
Weighted Average Exercise Price, Exercised	0	11	0
Weighted Average Exercise Price, Outstanding at end of period	11	11	11
Weighted Average Exercise Price, Exercisable at end of period	$ 11	$ 11	$ 11